Segment information (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Asset Reconciling Item
Total assets	$ 84,896	$ 88,970	$ 81,218
Reportable segments
Segment Reporting Asset Reconciling Item
Total assets	65,102	69,734	60,729
All Other operating segment
Segment Reporting Asset Reconciling Item
Total assets	1,431	1,499	2,035
Cash and Short Term Investments
Segment Reporting Asset Reconciling Item
Total assets	4,597	3,306	1,829
Intercompany Receivables
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Investment in Financial Products
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Deferred Income Taxes
Segment Reporting Asset Reconciling Item
Total assets	2,016	3,410	3,576
Goodwill and Intangible Assets
Segment Reporting Asset Reconciling Item
Total assets	3,582	3,145	2,816
Property Plant and Equipment-Net and Other Assets
Segment Reporting Asset Reconciling Item
Total assets	1,091	668	1,645
Operating Lease Methodology Difference
Segment Reporting Asset Reconciling Item
Total assets	(290)	(329)	(511)
Liabilities Included in Segment Assets
Segment Reporting Asset Reconciling Item
Total assets	10,372	10,907	11,860
Inventory Methodology Differences
Segment Reporting Asset Reconciling Item
Total assets	(2,539)	(2,949)	(2,786)
Other
Segment Reporting Asset Reconciling Item
Total assets	(466)	(421)	25
Consolidating Adjustments
Segment Reporting Asset Reconciling Item
Total assets	(6,653)	(5,384)	(4,786)
Consolidating Adjustments | Reportable segments
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Consolidating Adjustments | All Other operating segment
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Consolidating Adjustments | Cash and Short Term Investments
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Consolidating Adjustments | Intercompany Receivables
Segment Reporting Asset Reconciling Item
Total assets	(1,219)	(303)	(75)
Consolidating Adjustments | Investment in Financial Products
Segment Reporting Asset Reconciling Item
Total assets	(4,798)	(4,433)	(4,035)
Consolidating Adjustments | Deferred Income Taxes
Segment Reporting Asset Reconciling Item
Total assets	(525)	(516)	(533)
Consolidating Adjustments | Goodwill and Intangible Assets
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Consolidating Adjustments | Property Plant and Equipment-Net and Other Assets
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Consolidating Adjustments | Operating Lease Methodology Difference
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Consolidating Adjustments | Liabilities Included in Segment Assets
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Consolidating Adjustments | Inventory Methodology Differences
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Consolidating Adjustments | Other
Segment Reporting Asset Reconciling Item
Total assets	(111)	(132)	(143)
Machinery and Power Systems | Reportable segments
Segment Reporting Asset Reconciling Item
Total assets	28,122	33,171	28,982
Machinery and Power Systems | Business
Segment Reporting Asset Reconciling Item
Total assets	54,704	57,898	54,451
Machinery and Power Systems | Business | Reportable segments
Segment Reporting Asset Reconciling Item
Total assets	28,122	33,171	28,982
Machinery and Power Systems | Business | All Other operating segment
Segment Reporting Asset Reconciling Item
Total assets	1,431	1,499	2,035
Machinery and Power Systems | Business | Cash and Short Term Investments
Segment Reporting Asset Reconciling Item
Total assets	4,597	3,306	1,829
Machinery and Power Systems | Business | Intercompany Receivables
Segment Reporting Asset Reconciling Item
Total assets	1,219	303	75
Machinery and Power Systems | Business | Investment in Financial Products
Segment Reporting Asset Reconciling Item
Total assets	4,798	4,433	4,035
Machinery and Power Systems | Business | Deferred Income Taxes
Segment Reporting Asset Reconciling Item
Total assets	2,541	3,926	4,109
Machinery and Power Systems | Business | Goodwill and Intangible Assets
Segment Reporting Asset Reconciling Item
Total assets	3,582	3,145	2,816
Machinery and Power Systems | Business | Property Plant and Equipment-Net and Other Assets
Segment Reporting Asset Reconciling Item
Total assets	1,091	668	1,645
Machinery and Power Systems | Business | Operating Lease Methodology Difference
Segment Reporting Asset Reconciling Item
Total assets	(290)	(329)	(511)
Machinery and Power Systems | Business | Liabilities Included in Segment Assets
Segment Reporting Asset Reconciling Item
Total assets	10,372	10,907	11,860
Machinery and Power Systems | Business | Inventory Methodology Differences
Segment Reporting Asset Reconciling Item
Total assets	(2,539)	(2,949)	(2,786)
Machinery and Power Systems | Business | Other
Segment Reporting Asset Reconciling Item
Total assets	(220)	(182)	362
Financial Products | Business
Segment Reporting Asset Reconciling Item
Total assets	36,845	36,456	31,553
Financial Products | Business | Reportable segments
Segment Reporting Asset Reconciling Item
Total assets	36,980	36,563	31,747
Financial Products | Business | All Other operating segment
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Financial Products | Business | Cash and Short Term Investments
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Financial Products | Business | Intercompany Receivables
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Financial Products | Business | Investment in Financial Products
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Financial Products | Business | Deferred Income Taxes
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Financial Products | Business | Goodwill and Intangible Assets
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Financial Products | Business | Property Plant and Equipment-Net and Other Assets
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Financial Products | Business | Operating Lease Methodology Difference
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Financial Products | Business | Liabilities Included in Segment Assets
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Financial Products | Business | Inventory Methodology Differences
Segment Reporting Asset Reconciling Item
Total assets	0	0	0
Financial Products | Business | Other
Segment Reporting Asset Reconciling Item
Total assets	$ (135)	$ (107)	$ (194)